Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill [Abstract]
Goodwill
06.
Goodwill

Changes in the carrying value of goodwill by reportable segment and Corporate were as follows:

	Americas	(1)	Southern Europe	(2)	Northern Europe	APME	Right Management	Corporate	(3),(4)	Total	(4)
Balance, January 1, 2011	$465.5		$33.1		$265.1	$64.9	$60.6	$64.9		$954.1
Goodwill acquired	—		26.8		—	13.0	—	—		39.8
Currency impact and other	(3.7)		(0.4)		(4.4)	(0.4)	(0.3)	—		(9.2)
Balance, December 31, 2011	461.8		59.5		260.7	77.5	60.3	64.9		984.7
Goodwill acquired	4.8		41.4		—	—	—	—		46.2
Currency impact and other	0.5		2.4		10.0	(4.3)	1.8	—		10.4
Balance, December 31, 2012	$467.1		$103.3		$270.7	$73.2	$62.1	$64.9		$1,041.3

(1)	Balances related to United States were $451.7, $448.3 and $448.5 as of January 1, 2011, December 31, 2011 and December 31, 2012, respectively.

(2)
Balances related to France were $15.8, $42.1 and $83.8 as of January 1, 2011, December 31, 2011 and December 31, 2012, respectively. Balances related to Italy were $4.6, $5.4 and $5.5 as of January 1, 2011, December 31, 2011 and December 31, 2012, respectively.

(3)
The majority of the Corporate balance as of December 31, 2012 relates to goodwill attributable to our acquisition of Jefferson Wells ($55.5) which is part of the United States reporting unit. For purposes of monitoring our total assets by segment, we do not allocate the Corporate balance to the respective reportable segments. We do, however, include these balances within the appropriate reporting units for our goodwill impairment testing. See the table below for the breakout of goodwill balances by reporting unit.

(4)	Balances were net of accumulated impairment loss of $513.4 as of January 1, 2011, December 31, 2011 and December 31, 2012.

Goodwill balances by reporting unit were as follows:

December 31	December 31, 2012	January 1, 2012
United States	$504.0	$503.8
France	83.8	42.1
Netherlands (Vitae)	80.7	79.3
Right Management	62.1	60.3
Other reporting units(1)	310.7	299.2
Total goodwill	$1,041.3	$984.7

(1)	Elan reporting unit, which carried $123.8 of goodwill as of December 31, 2011, was integrated into other reporting units within our Northern Europe reportable segment as of January 1, 2012.